OTHER EXPENSES (INCOME), NET (Tables)	12 Months Ended
Dec. 31, 2012
OTHER EXPENSES (INCOME), NET [Abstract]
Schedule of Other Expenses (Income)
	Year ended December 31,
	2012	2011	2010

Legal settlement (*)	$-	$31,000	$-
Bargain purchase price related to the acquisition of Candela (see also Note 1b6)	-	-	(8,525)
Impairment of intangibles assets (see also Note 9)	3,370	123	1,319
Impairment of goodwill (see also Note 2m)	450	-	-
Reevaluation of contingent consideration (see also Notes 1g, 1j and 4)	(1,836)	(8,830)	1,625
Impairment of investment in an affiliated company (**)(see also Note 7)	200	9,387	850
Other	105	528	193

Total	$2,289	$32,208	$(4,538)

(*)
On September 16, 2011, Syneron Inc., Candela, and Syneron Medical Ltd. entered into a comprehensive settlement agreement with Palomar and Massachusetts General Hospital ending the patent disputes on mutually agreeable terms. The comprehensive settlement agreement includes two Non-Exclusive Patent Licenses. Under the first agreement, Palomar granted Syneron Inc. and its Affiliates (including Syneron Medical Ltd. and Candela) a non-exclusive, worldwide, fully paid-up, and irrevocable license to the '568 and '844 Patents and foreign counterparts for their professional laser and lamp-based hair removal systems. Pursuant to this agreement, the Company paid Palomar $31,000, and Palomar received a royalty free license to certain Candela patents. Under the second agreement royalties will be paid according to certain levels of sales (refer to Note 15 a.3).

(**)
On November 22, 2010, the Company entered into an exclusive supply agreement ("the agreement") with an existing customer of the Company ("the customer"). In connection with such agreement, the Company invested $9,169 in exchange for preferred units which constitute an immaterial percentage of the customer's equity. The Company recorded the fair value of the preferred units received as part of the investments in affiliated companies and the fair value of the exclusive supply right in the amount of $1,400 was recorded as part of the intangible assets based on its fair value as was calculated by a third party appraisal. On October 5, 2011, the Company invested in this customer an additional $3,200 in exchange for additional preferred units. In December 2011, this customer filed for bankruptcy under protection of Chapter 11 of the U.S. Bankruptcy Code from which it emerged at the end of January 2012.  The Company expects to continue doing business under a new exclusive supply agreement concluded with this customer under its new ownership. During 2011, the Company wrote off $9,387, reflecting losses related to the Company's investment in this customer.